K&L Gates LLP
One Lincoln Street
Boston, Massachusetts 02111

November 14, 2022
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	DriveWealth ETF Trust
Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

Transmitted herewith, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is the initial Registration Statement on Form N-1A of DriveWealth ETF Trust (the “Trust”) relating to the registration of DriveWealth 100, a series of the Trust. The Trust previously filed a notification of registration on Form N-8A.

If you have any questions concerning this filing, please contact the undersigned at (617) 951-9168, or Keri Riemer, Esq. of K&L Gates LLP at (212) 536-4809 or Richard Kerr, Esq. of K&L Gates LLP at (617) 261-3166.

Sincerely, /s/ Julia M. Williams Julia M. Williams